Other disclosures - Acquisition of businesses - Fair value of recognized assets and liabilities (Details) - DKK (kr) kr in Millions	Oct. 14, 2022	Dec. 28, 2021
Dicerna Pharmaceuticals, Inc., US
Disclosure of detailed information about business combination [line items]
Intellectual property rights		kr 18,687
Other intangible assets		24
Financial assets		31
Marketable securities		861
Cash		3,033
Deferred tax assets (liabilities), net		(3,480)
Other net assets		(1,468)
Net identifiable assets acquired		17,688
Goodwill		4,346
Purchase price		22,034
Settlement of pre-existing relationship		(145)
Fair value of existing shareholdings		573
Consideration transferred		21,316
Cash used for acquisition of businesses		kr 18,283
Forna Therapeutics Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Intellectual property rights	kr 5,766
Other intangible assets	492
Financial assets	77
Marketable securities	1,470
Cash	1,027
Deferred tax assets (liabilities), net	(1,233)
Other net assets	(21)
Net identifiable assets acquired	7,578
Goodwill	524
Purchase price	8,102
Settlement of pre-existing relationship	0
Fair value of existing shareholdings	0
Cash used for acquisition of businesses	kr 7,075